Average Annual Total Returns	18 Months Ended
Apr. 30, 2011
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.54%
Five Years	2.61%
Ten Years	3.51%
Inception Date	May 08, 2000
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.12%
Five Years	4.44%
Ten Years	5.14%
Inception Date	Apr. 29, 1996
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.02%
Five Years	2.04%
Ten Years	2.95%
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.85%
Five Years	3.99%
Ten Years	4.63%
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.06%
Five Years	2.09%
Ten Years	2.80%
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.57%
Five Years	3.71%
Ten Years	4.26%
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - Investor Shares | MSCI EAFE Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.75%
Five Years	2.46%
Ten Years	3.50%
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares | MSCI EAFE + Emerging Markets Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.42%
Five Years	4.49%
Ten Years	5.25%
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares | MSCI ACWI ex USA IMI Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.73%
Five Years	none
Ten Years	none
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares | Spliced Total International Stock Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.69%
Five Years	4.48%
Ten Years	5.22%